Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Available-for-sale securities	Mar. 31, 2012 Available-for-sale securities	Mar. 31, 2011 Available-for-sale securities	Mar. 31, 2013 Available-for-sale securities Debt securities	Mar. 31, 2012 Available-for-sale securities Debt securities	Mar. 31, 2011 Available-for-sale securities Debt securities	Mar. 31, 2013 Available-for-sale securities Equity securities	Mar. 31, 2012 Available-for-sale securities Equity securities	Mar. 31, 2011 Available-for-sale securities Equity securities	Mar. 31, 2013 Orico	Sep. 22, 2010 Orico	Mar. 31, 2013 Equity securities (marketable)	Mar. 31, 2012 Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Marketable Securities, Realized Loss, Other than Temporary Impairments, Amount				¥ 76,393	¥ 117,029	¥ 77,042	¥ 4,085	¥ 7,238	¥ 12,934	¥ 72,308	¥ 109,791	¥ 64,648
Available-for-sale securities, gross realized gains on sales	193,298	100,371	194,908
Available-for-sale securities, gross realized losses on sales	21,422	28,840	40,376
Equity method Investments, carrying value	225,696	231,730													68,289	59,703
Equity method Investments, aggregated market values															¥ 111,543	¥ 60,661
Percentage of proportionate share to the total outstanding common shares													24.60%	27.10%
Maximum percentage of proportionate share to the total outstanding common shares if convertible preferred shares are fully converted													58.00%